Equity dividends (Tables)	12 Months Ended
Mar. 31, 2021
Equity dividends
Schedule of dividends declared and proposed

	2021	2020	2019
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	1,205	1,112	2,729
Interim dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.84 eurocents per share)	1,207	1,205	1,293
	2,412	2,317	4,022
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.16 eurocents per share)	1,260	1,205	1,112